Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Consolidation	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany profits, transactions and account balances have been eliminated. The results of subsidiary undertakings acquired in the period are included in the Consolidated Statement of Operations from the date of acquisition.

Use of Estimates	Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The principal management estimates and judgments used in preparing the financial statements relate to revenue recognition and taxation.

Revenue Recognition	Revenue recognition

The Company primarily earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, consulting, contract staffing, and laboratory services. Contracts range in duration from a number of months to several years.

ASC 606 - Revenue from Contracts with Customers (years ended December 31, 2019 and December 31, 2018)

ICON adopted ASC 606 'Revenue from Contracts with Customers' (ASC 606) standard using the cumulative effect transition method for the first time in the year ended December 31, 2018. Under this transition method, ICON applied the new standard as at the date of initial application (i.e. January 1, 2018), without restatement of comparative amounts. The cumulative effect of initially applying the new standard (to revenue, costs and tax) was recorded as an adjustment to the opening balance of equity at the date of initial application. The comparative information, for the year ended December 31, 2017 is not adjusted and therefore continues to be reported under ASC 605 ‘Revenue Recognition’ (ASC 605) and therefore in accordance with previous accounting policies.

The new standard requires application of five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies the performance obligation.
Clinical trial service revenue
The most significant impact of application of the standard relates to our assessment of performance and percentage of completion in respect of our clinical trial service revenue. Prior to application of ASC 606, the revenue attributable to performance was determined based on both input and output methods of measurement on a percentage of completion basis. We have concluded that under the new standard, a clinical trial service is a single performance obligation satisfied over time i.e. the full service obligation in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Promises offered to the customer are not distinct within the context of the contract. We have concluded that ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research project. The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through/ reimbursable expenses) adjusted to reflect a realizable contract value. Revenue is recognized as the single performance obligation is satisfied. The progress towards completion for clinical service contracts is measured based on an input measure being total project costs incurred (inclusive of third party costs) at each reporting period as a percentage of total forecast project costs.

Contracting services revenue
On evaluation of the principles at (1) - (5) set-out above in respect of ASC 606, the Company has availed of the practical expedient which results in recognition of revenue on a right to invoice basis. Application of the practical expedient reflects the right to consideration from the customer in an amount that corresponds directly with the value to the customer of the performance completion to date. This reflects hours performed by contract staff.

Consulting services revenue
On application of the ASC 606 principles at (1) - (5) set-out above, we have concluded that our consulting services contracts represent a single performance obligation satisfied over time. The transaction price is determined by reference to contract or change order value. Revenue is recognized as the performance obligation is satisfied. The progress towards completion for consulting contracts is measured based on total project inputs (time) at each reporting period.

Laboratory services revenue
Revenue is recognized when, or as, obligations under the terms of a contract are satisfied, which occurs when control of the products or services are transferred to the customer. Revenue for laboratory services is measured as the amount of consideration we expect to receive in exchange for transferring products or services. Where contracts with customers contain multiple performance obligations, the transaction price is allocated to each performance obligation based on the estimated relative selling price of the promised good or service. Service revenue is recognized over time as the services are delivered to the customer based on the extent of progress towards completion of the performance obligation. The determination of the methodology to measure progress requires judgment and is based on the nature of services provided. This requires an assessment of the transfer of value to the customer. The right to invoice measure of progress is generally related to rate per unit contracts, as the extent of progress towards completion is measured based on discrete service or time-based increments, such as samples tested or labor hours incurred. Revenue is recorded in the amount invoiced since that amounts corresponds to the value of the Company's performance and the transfer of value to the customer.

Commissions
Incremental costs of obtaining a contract were also considered on adoption of ASC 606. Commission costs of $12 million were recognized as an asset on the Consolidated Balance Sheet on application of ASC 606 in respect of those contracts that exceed one year. Where commission costs relate to contracts that are less than one year, the practical expedient is applied as the amortization period of the asset which would arise on deferral would be one year or less.

ASC 605 - Revenue recognition (year ended December 31, 2017)
Revenue for services, as rendered, is recognized only after persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured.

Clinical trials management revenue is recognized on a proportional performance method. Depending on the contractual terms revenue is either recognized on the percentage of completion method based on the relationship between hours incurred and the total estimated hours of the trial or on the unit of delivery method. Contract costs equate to the product of labor hours incurred and compensation rates. For the percentage of completion method, the input (effort expended) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. Contract revenue is the product of the aggregated labor hours required to complete the specified contract tasks at the agreed contract rates. The Company regularly reviews the estimate of total contract time to ensure such estimates remain appropriate taking into account actual contract stage of completion, remaining time to complete and any identified changes to the contract scope. Remaining time to complete depends on the specific contract tasks, the complexity of the contract and can include geographical site selection and initiation, patient enrollment, patient testing and level of results analysis required. While the Company may routinely adjust time estimates, the Company's estimates and assumptions historically have been accurate in all material respects in the aggregate. Where revenue is recognized on the unit of delivery method, the basis applied is the number of units completed as a percentage of the total number of contractual units.

Consulting revenue is recognized on a fee-for-service basis as each hour of the related service is performed.

Contract staffing revenue is recognized on a fee-for-service basis, over the time the related service is performed.

Laboratory service revenue is recognized on a fee-for-service basis. The Company accounts for laboratory service contracts as multiple element arrangements, with contractual elements comprising laboratory kits and laboratory testing, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Revenues for contractual elements are recognized on the basis of the number of deliverable units completed in the period.

License and support fee revenues are recognized rateably over the period of the related agreement. Revenue from software services is recognized using the percentage of completion method based on the relationship between hours incurred and the total estimated hours required to perform the service.

Contracts generally contain provisions for renegotiation in the event of changes in the scope, nature, duration, or volume of services of the contract. Renegotiated amounts are recognized as revenue by revision to the total contract value arising as a result of an authorized customer change order.

(d)   Third party costs (Reimbursable expenses)

Reimbursable expenses comprise investigator payments and certain other costs which are reimbursed by clients under terms specific to each contract to the investigators. Third party costs (reimbursable expenses) and the related revenue were separately presented on the face of the Consolidated Statement of Operations for periods up to and including the year ended December 31, 2017. See sections (c) and (e) for accounting policy in respect of the treatment of activity relating to reimbursable expenses on revenue (c) and costs (e) on adoption of ASC 606.

Direct Costs	Direct costs

Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.

Reimbursable expenses are presented within direct costs. This presentation is to align the presentation of costs with our assessment that our clinical trial service is a single performance obligation satisfied over time i.e. the full service obligation is in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Reimbursable expenses are recorded once the activity which forms the basis for the cost has occurred.

Investigator payment costs are recorded and reported reflecting investigator activity over the life of the contract. Investigator payments are made based on predetermined contractual arrangements. Payments may differ from the recording and reporting of the expense which is based on activity.

Advertising Costs	Advertising costs All costs associated with advertising and promotion are expensed as incurred.
Foreign Currencies and Translation of Subsidiaries	Foreign currencies and translation of subsidiaries

The Company's financial statements are prepared in United States dollars. Transactions in currencies other than the functional currency of the Company are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency of the Company are translated into the functional currency at exchange rates prevailing at the Balance Sheet date. Adjustments resulting from these translations are charged or credited to income.The financial statements of subsidiaries with other functional currencies are translated at period end rates for the Consolidated Balance Sheets and average rates for the Consolidated Statements of Operations. Translation gains and losses arising are reported as a movement on accumulated other comprehensive income. Foreign currency transaction gains and losses are reported in other comprehensive income rather than through income where the foreign currency transaction is 'long-term investment' in nature i.e. settlement is not planned or anticipated in the foreseeable future.
Disclosure of Fair Value of Financial Instruments	Disclosure of fair value of financial instruments

Cash, cash equivalents, unbilled revenue, other receivables, available for sale investments, prepayments and other current assets, accounts receivable, accounts payable, investigator payments, payments on account/unearned revenue, accrued liabilities, accrued bonuses and income taxes payable have carrying amounts that approximate fair value due to the short term maturities of these instruments. Other liabilities' carrying amounts approximate fair value based on net present value of estimated future cash flows. Debt is measured at historical cost.

Financial instruments are measured in the Consolidated Balance Sheets at fair value using a fair value hierarchy of valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1:	Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2:
Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:	Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The Group's Senior notes (private placement debt) is carried at $350.0 million (prior to related financing costs). The carrying value at December 31, 2019, closely approximates fair value.

The Company classifies its investments in short term debt or equity investments as available for sale, as it does not actively trade such securities nor does it intend to hold them to maturity. The fair value of short term investments are represented by level 1 fair value measurements – quoted prices in active markets for identical assets. The unrealized movements in fair value are recognized in equity until disposal or sale, at which time, those unrealized movements from prior periods are recognized in Consolidated Statement of Operations. Losses other than temporary, which reduce the carrying amount below cost are recognized in Consolidated Statement of Operations.

Business Combinations	Business combinations

The cost of a business combination is measured as the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued in exchange for control. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognized at the acquisition date at the fair value of the contingent consideration. Any changes to this estimate outside the measurement period will depend on the classification of the contingent consideration. If the contingent consideration is classified as equity it shall not be re-measured and the settlement shall be accounted for within equity. If the contingent consideration is classified as a liability any adjustments will be accounted for through the Consolidated Statement of Operations or Other Comprehensive Income depending on whether the liability is considered a financial instrument.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to goodwill in the reporting period in which the adjustments are determined.

The Company allocates a share of net income to the noncontrolling interest holders based on percentage ownership.

ICON acquired a majority ownership interest in MeDiNova. Included in the purchase agreement are put and call option arrangements with the noncontrolling interest holders that require (put option) or enable (call option) ICON to purchase the remaining minority ownership at a future date. The option is accounted for as temporary equity, which is presented separately as redeemable noncontrolling interest on the Consolidated Balance Sheet. This classification reflects the assessment that the instruments are contingently redeemable in accordance with ASC 480-10-S99 'Distinguishing Liabilities from Equity'.

Redeemable noncontrolling interests are accreted to their redemption value over the period from the date of issuance to the first date on which the option is exercisable. The change in the option's redemption value is recorded against retained earnings. In a computation of earnings per share, the accretion of redeemable noncontrolling interests to their redemption value is a reduction of net income attributable to the Group. Basic and diluted net income per ordinary share attributable to the Group includes the adjustment to reflect the accretion of the noncontrolling interest to its redemption value.

Goodwill and Impairment	Goodwill and Impairment

Goodwill represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill. Goodwill is stated net of any provision for impairment. The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment. The Company applied the provisions of ASU 2017-04 'Intangibles - Goodwill and Other: Simplifying the test for goodwill impairment' with effect from January 1, 2018. Under the amendment, the Company was required to perform its annual goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An impairment charge would be recognized for any amount by which the carrying amount exceeds the reporting unit's fair value up to the amount of existing goodwill. The amendment allows an entity to perform a qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.
Intangible Assets	Intangible assets Intangible assets are amortized on a straight line basis over their estimated useful life.
Cash and Cash Equivalents	Cash and cash equivalents Cash and cash equivalents include cash and highly liquid investments with initial maturities of three months or less and are stated at cost, which approximates market value.
Investment in Debt, Equity and Other	Investments in debt, equity and other

Available for sale investments

The Company classifies short-term investments as available for sale in accordance with the terms of ASC 320 'Investments - Debt and Equity Securities'. Realized gains and losses are determined using specific identification. The investments are reported at fair value, with unrealized gains or losses reported in a separate component of shareholders' equity. Any differences between the cost and fair value of the investments are represented by accrued interest and unrealized gains/losses.

Long term investments

The Company classifies its interests in funds having considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds at December 31, 2019 meet the definition of equity securities without readily determinable fair values. Effective from January 1, 2018, the Company concluded that the interests held at December 31, 2018 and December 31, 2019 qualify for the NAV practical expedient in ASC 820 'Fair value measurements and disclosures'. Any increases or decreases in fair value are recognized in net income in the period. These are therefore measured at Level 3 of the fair value hierarchy.

Accounts Receivable, net	Accounts receivable, net

Accounts receivable are recorded at fair value less an allowance for doubtful accounts. The allowance is an estimate based on historical collection experience, current economic and market conditions, and a review of the current status of each customer's trade accounts receivable. Account balances are written-off against the allowance when the Group determines that it is probable that the receivable will not be recovered.

Where the Company enters into an agreement to sell certain portfolios of its accounts receivable balances, the sale is accounted for in accordance with ASC Topic 860 'Transfers and Servicing' (ASC 860). Agreements which result in true sales of the transferred receivables, as defined in ASC 860, which occur when receivables are transferred without recourse to ICON, are excluded from amounts reported in the Consolidated Balance Sheet. Cash proceeds received from such sales are included in operating cash flows. The associated finance costs are presented as interest expense.

Inventory	Inventory

Inventory is valued at the lower of cost and net realizable value and after provisions for obsolescence. The cost of inventories comprises the purchase price and attributable costs, less trade discounts.
Property, Plant and Equipment	Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5

Leasehold improvements are amortized using the straight line method over the estimated useful life of the asset or the lease term, whichever is shorter.

Leases	Leases

The Company adopted ASC 842 'Leases' (ASC 842), with a date of initial application of January 1, 2019. The lease accounting policy applied in preparation of the results for the year ended December 31, 2019 therefore reflect application of ASC 842. ICON adopted the standard using the cumulative-effect adjustment approach. Under this transition method, ICON has applied the new standard as at the date of initial application (i.e. January 1, 2019), without restatement of comparative period amounts. The cumulative effect of applying the new standard is recorded as an adjustment to the opening consolidated balance sheet as at the date of initial application (see note 24 - Impact of new accounting pronouncements for further details). The comparative information has not been adjusted and therefore continues to be reported under ASC 840 'Leases' (ASC 840).
The new standard requires lessees to recognize the rights and obligations resulting from virtually all leases on the Consolidated Balance Sheet as right-of-use (ROU) assets with corresponding lease liabilities.

The most significant impact of application of the new standard for ICON relates to the recognition of right-of-use assets and lease liabilities on the Consolidated Balance Sheet for operating leases for certain property, vehicles and equipment. Prior to application of ASC 842, costs in respect of operating leases were charged to the Consolidated Statements of Operations on a straight-line basis over the lease term.

Pursuant to certain practical expedients available as part of adopting ASC 842, ICON has not reassessed; whether existing or expired contracts are or contain leases, the classification of existing or expired leases, or whether unamortized initial direct costs meet the new definition of initial direct costs under ASC 842. Additionally, ICON has elected to use hindsight in determining the lease term and in assessing impairment of ROU assets, if any.

ICON determines if an arrangement is a lease at inception. Finance leases, if any, are depreciated on the same basis as property, plant and equipment. At December 31, 2019 and December 31, 2018, the Group did not account for any leases as finance leases.

Operating leases are included in operating right-of-use assets, other liabilities and non-current operating lease liabilities on our Consolidated Balance Sheet with the lease charge recognized on a straight-line basis over the lease term. ROU assets and lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date or date of transition. Our lease terms may also include options to extend or terminate. ICON actively reviews options to extend or terminate leases and adjusts the ROU asset and lease liability when it is reasonably certain the option will be exercised. The ROU asset is adjusted for any prepayments made at the date of commencement and any initial direct costs incurred. As most of ICON's leases do not provide an implicit rate, the discount rate used is based on the rate of traded corporate bonds available at the commencement date adjusted for country risk, liquidity and lease term.

Leasehold improvements are amortized over the shorter of the depreciable lives of the corresponding fixed assets or the lease term including any applicable renewals. Certain property leases include variable lease payments resulting from periodic rent increases based on an index which are recognized as incurred on the Consolidated Statements of Operations.

ICON accounts for lease and non-lease components separately with lease components flowing through the Consolidated Balance Sheet and non-lease components expensed directly to the Consolidated Statements of Operations.

In some cases, ICON enters into sublease agreements and becomes both a lessee and a lessor for the same underlying asset. Although subleases are accounted for separately from the lease they relate to, subleases are accounted for in the same way as other leases.

The lease accounting policy applied in preparation of the results for the year ended December 31, 2018 reflected the application of ASC 840. Under this accounting policy, costs in respect of operating leases are charged to the Consolidated Statement of Operations on a straight line basis over the lease term. Assets acquired under capital finance leases are included in the Consolidated Balance Sheet at the present value of the future minimum lease payments and are depreciated over the shorter of the lease term and their remaining useful lives. The corresponding liabilities are recorded in the Consolidated Balance Sheet and the interest element of the capital lease rental is charged to interest expense.

Income Taxes	Income taxes

The Company applies the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the amount more likely than not to be realized. The Company recognizes the effect of income tax positions only if those positions will more likely than not be sustained. Recognized income tax positions are measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties related to income taxes are included in income tax expense and classified with the related liability on the Consolidated Balance Sheet. The Company accounts for the impact of GILTI (“global intangible low-taxed income”) as a period item in the period it arises and has therefore not provided for deferred taxes in respect of this item.

Government Grants	Government grants

Government grants received relating to capital expenditures are shown as deferred income and credited to income on a basis consistent with the depreciation policy of the relevant assets. Grants relating to categories of operating expenditures are credited to income in the period in which the expenditure to which they relate is charged.

Under the grant agreements amounts received may become repayable in full should certain circumstances specified within the grant agreements occur, including downsizing by the Company, disposing of the related assets, ceasing to carry on its business or the appointment of a receiver over any of its assets. The Company has not recognized any loss contingency having assessed as remote the likelihood of these events arising.

Research and Development Credits	Research and development credits

Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company's ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of operating expenditure.

Pension Costs	Pension costs

The Company contributes to defined contribution plans covering all eligible employees. The Company contributes to these plans based upon various fixed percentages of employee compensation and such contributions are expensed as incurred.

The Company operates, through two subsidiaries, a defined benefit plan for certain of its United Kingdom and Swiss employees. The Company accounts for the costs of these plans in accordance with ASC 715-30 'Defined Benefit Plans – Pension'. These plans are presented in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'.

Net Income per Ordinary Share	Net income per ordinary share

Basic net income per ordinary share attributable to the Group has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share. Basic and diluted net income per ordinary share attributable to the Group includes the adjustment to reflect the accretion of the noncontrolling interest in MeDiNova to its redemption value (see note 26 - Net income per ordinary share).

Share-Based Compensation	Share-based compensation

The Company accounts for its share options, Restricted Share Units ("RSUs") and Performance Share Units ("PSUs") in accordance with the provisions of ASC 718 'Compensation – Stock Compensation'. Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These equity-settled awards include employee share options, RSUs and PSUs.

Share-based compensation expense for share options awarded to employees and directors is estimated at the grant date based on each option's fair value as calculated using the Black-Scholes option-pricing model. Share-based compensation for RSUs and PSUs awarded to employees and directors is calculated based on the market value of the Company's shares on the date of award of the RSUs and PSUs. The value of awards expected to vest is recognized as an expense over the requisite service periods. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Estimating the grant date fair value of share options as of the grant date using an option-pricing model, such as the Black-Scholes model, is affected by the Company's share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates and the expected term of the awards.

Liability classified awards are measured at the fair value of the award on the grant date and remeasured at each reporting period at fair value until the award is settled.
Impairment of Long-Lived Assets	Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount of the asset or fair value less selling costs.

Derivative Financial Instruments	Derivative financial instruments

We enter into transactions in the normal course of business using various financial instruments in order to hedge against exposure to fluctuating exchange and interest rates. We use derivative financial instruments to reduce exposure to fluctuations in interest rates. A derivative is a financial instrument or other contract whose value changes in response to some underlying variable, which has an initial net investment smaller than would be required for other instruments that have a similar response to the variable and that will be settled at a future date. We do not enter into derivative financial instruments for trading or speculative purposes. We did not hold any interest rate swap contracts or forward currency contracts at December 31, 2019 or December 31, 2018.

We use derivative financial instruments to reduce exposure to fluctuations in foreign exchange rates. During the years ended December 31, 2018 and December 31, 2019 we entered into forward currency contracts in respect of identified exposure arising from euro payments. All contracts expired during the year in which the contract was entered into.

Our accounting policies for derivative financial instruments are based on whether they meet the criteria for designation as cash flow or fair value hedges. A designated hedge of the exposure to variability in the future cash flows of an asset or a liability, or of a forecast transaction, is referred to as a cash flow hedge. A designated hedge of the exposure to changes in fair value of an asset or a liability is referred to as a fair value hedge. The criterion for designating a derivative as a hedge includes the assessment of the instrument's effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction and the probability that the underlying transaction will occur. For derivatives with cash flow hedge accounting designation, we report the gain or loss from the effective portion of the hedge as a component of Other Comprehensive Income and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings and within the same Consolidated Statement of Operations line item as the impact of the hedged transaction. For derivatives with fair value hedge accounting designation, we recognize gains or losses from the change in fair value of these derivatives, as well as the offsetting change in the fair value of the underlying hedged item, in earnings. Fair value gains and losses arising on derivative financial instruments not qualifying for hedge accounting are reported in our Consolidated Statement of Operations.

Financing Costs and Gain on Interest Rate Hedge	Financing costs and gain on interest rate hedge

The interest rate in respect of the Senior Notes is fixed at 3.64% for the five year term of the agreement. The associated interest cost is recognized in interest expense in the period since drawdown in December 2015.

Cash proceeds ($4.6 million) received in November 2015 in respect of the realized hedge gain are amortized to the Consolidated Statement of Operations, net against interest payable, over the period of the Senior Notes.

Deferred financing costs (including issue costs relating to the Senior Notes) are reported at cost less accumulated amortization and the related amortization expense is included in interest expense, in our Consolidated Statement of Operations.

Reclassifications	Reclassifications Certain amounts in the consolidated financial statements have been reclassified where necessary to conform to the current year presentation.
Impact of New Accounting Pronouncements

Impact of new accounting pronouncements adopted during fiscal year ended December 31, 2019
Leases
The Company adopted ASC 842 'Leases' (ASC 842) with a date of initial application of January 1, 2019. The lease accounting policy applied in preparation of the results for the twelve months ended December 31, 2019 therefore reflect application of ASC 842. ICON adopted the standard using the cumulative-effect adjustment approach. Under this transition method, ICON has applied the new standard as at the date of initial application (i.e. January 1, 2019), without restatement of comparative period amounts. The cumulative effect of applying the new standard is recorded as an adjustment to the opening Consolidated Balance Sheet as at the date of initial application (see note 28 - Impact of change in accounting policies). The comparative information has not been adjusted and therefore the results for the years ended December 31, 2018 and December 31, 2017 continue to be reported under ASC 840 'Leases' (ASC 840).
The new standard requires lessees to recognize the rights and obligations resulting from virtually all leases on the balance sheet as right-of-use (ROU) assets with corresponding lease liabilities.
The most significant impact of application of the new standard for ICON relates to the recognition of ROU assets and lease liabilities on the Consolidated Balance Sheets for operating leases for certain property, vehicles and equipment. Prior to application of ASC 842, costs in respect of operating leases were charged to the Consolidated Statements of Operations on a straight-line basis over the lease term. A lease liability and ROU asset have been recorded on the Consolidated Balance Sheet as at January 1, 2019 of $106.5 million (see note 28 - Impact of change in accounting policies). The net operating cost of leases recorded in the year ended December 31, 2019 is $33.0 million (see note 22 - Operating leases).
Pursuant to certain practical expedients available as part of adopting ASC 842, ICON has not reassessed; whether existing or expired contracts are or contain leases, the classification of existing or expired leases, or whether unamortized initial direct costs meet the new definition of initial direct costs under ASC 842. Additionally, ICON has elected to use hindsight in determining the lease term and in assessing impairment of ROU assets, if any.
ICON determines if an arrangement is a lease at inception. Finance leases, if any, are depreciated on the same basis as property, plant and equipment. At December 31, 2019 and December 31, 2018, the Group did not account for any leases as finance leases.
Operating leases are included in operating ROU assets, other liabilities and non-current operating lease liabilities on our Consolidated Balance Sheets with the lease charge recognized on a straight-line basis over the lease term. ROU assets and lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date or date of transition. Our lease terms may also include options to extend or terminate. ICON actively reviews options to extend or terminate leases and adjusts the ROU asset and lease liability when it is reasonably certain the option will be exercised. The ROU asset is adjusted for any prepayments made at the date of commencement and any initial direct costs incurred. As most of ICON's leases do not provide an implicit rate, the discount rate used is based on the rate of traded corporate bonds available at the commencement date adjusted for country risk, liquidity and lease term.
Leasehold improvements are amortized over the shorter of the depreciable lives of the corresponding fixed assets or the lease term including any applicable renewals. Certain property leases include variable lease payments resulting from periodic rent increases based on an index which are recognized as incurred in the Consolidated Statements of Operations.
ICON accounts for lease and non-lease components separately with lease components flowing through the Consolidated Balance Sheets and non-lease components expensed directly to the Consolidated Statements of Operations.
Other
We have reviewed the FASB issued Accounting Standards Update (ASU) accounting pronouncements and interpretations thereof that have effective dates during the periods reported. The following relevant ASUs have also been adopted in 2019:
In August 2017, the FASB issued ASU 2017-12 'Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (Topic 815)'. The updated guidance expands an entity’s ability to hedge nonfinancial and financial risk components and reduce complexity in fair value hedges of interest rate risk. The guidance eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness. Entities will apply the amendments to cash flow and net investment hedge relationships that exist on the date of adoption using a modified retrospective approach. The presentation and disclosure requirements apply prospectively. This ASU was effective for public business entities, for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of this ASU did not have a significant impact on the financial statements.

In July 2017, the FASB issued ASU 2017-11 'Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception' under which down round features will not cause certain equity-linked financial instruments to be accounted for as derivatives. A company that presents EPS information will reflect the effect of a down round feature of free-standing equity-linked financial instruments in EPS only if it is triggered. The ASU was effective for public business entities, for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of this ASU did not impact on the financial statements.

In January 2017, the FASB issued ASU 2017-04 'Intangibles - Goodwill and Other: Simplifying the test for goodwill impairment' which requires an entity to no longer perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, impairment will be measured using the difference between the carrying amount and the fair value of the reporting unit. The ASU is effective for public businesses, that are SEC filers, for annual and interim periods in fiscal years beginning after December 15, 2019, with early adoption permitted. The Company early adopted this ASU from 1 January 2018. The adoption of this ASU did not have a significant impact on the financial statements.

In July 2018, the FASB issued ASU 2018-09 'Codification Improvements'. This amendment makes changes to a variety of topics to clarify, correct errors in, or make minor improvements to the Accounting Standards Codification (ASC). The transition and effective date guidance is based on the facts and circumstances of each amendment. Some of the amendments do not require transition guidance and will be effective upon issuance of ASU 2018-09. The amendments effective upon issuance did not have a material impact on the Company's consolidated financial statements. A majority of the amendments do have transition guidance with effective dates for annual periods beginning after December 15, 2018. The adoption of this ASU did not have a significant impact on the financial statements.

In June 2018, the FASB issued ASU 2018-07, which expands the scope of ASC 718 'Compensation—Stock Compensation' (ASC 718) to include share based payment transactions for acquiring goods and services from nonemployees and more closely aligns the accounting for employee and nonemployee share-based payments. This ASU was effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of this ASU did not impact on the financial statements.

In February 2018, the FASB issued ASU 2018-02, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. This ASU was effective for all entities for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of this ASU did not have a significant impact on the financial statements.

In February 2018, the FASB issued ASU 2018-03, which provided technical corrections and improvements to ASU No. 2016-01 'Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities'. The amendments clarify certain aspects of the guidance issued in update 2016-01. The ASU was effective for public business entities for fiscal years beginning after December 15, 2017. The adoption of this ASU did not have a significant impact on the financial statements.

Impact of new accounting pronouncements which will be adopted during fiscal year ended December 31, 2020
In June 2016, the FASB issued ASU 2016-13 'Measurement of Credit Losses on Financial Instruments (Topic 326)', which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. The update provides guidance on the measurement of credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The amendment replaces the current incurred loss impairment approach with a methodology to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. The updated guidance is to be applied on a modified retrospective approach and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 for public business entities that are SEC filers. The adoption of Topic 326 is not expected to have a significant impact on the financial statements.
In August 2018, the FASB issued ASU No. 2018-15 'Intangibles - Goodwill and Other - Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (Topic 350)'. The amendments in the update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The ASU is effective for public businesses, that are SEC filers for fiscal years beginning after December 15, 2019, and for interim periods within those fiscal years and is to be applied either retrospectively or prospectively to all implementation costs incurred after the adoption date. The adoption of ASU 2018-15 is not expected to have a significant impact on the financial statements.
In August 2018, the FASB issued ASU 2018-13 'Fair Value Measurement - Disclosure Framework (Topic 820)'. The updated guidance requires entities to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. Amendments in this guidance also require disclosure of transfers into and out of Level 3 of the fair value hierarchy, purchases and issues of Level 3 assets and liabilities, and clarify that the measurement uncertainty disclosure is about the uncertainty in measurement as of the reporting date. The guidance removes requirements to disclose the amounts and reasons for transfers between Level 1 and Level 2, policy for timing between of transfers between levels, and the valuation processes for Level 3 fair value measurements. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for any removed or modified disclosures. The adoption of ASU 2018-13 is not expected to have a significant impact on the financial statements.

In November 2019, the FASB issued ASU 2019-08 'Codification Improvements—Share-Based Consideration Payable to a Customer'. The amendments in this update require that an entity measure and classify share-based payment awards granted to a customer by applying the guidance in ASC 718. The amount recorded as a reduction of the transaction price is required to be measured on the basis of the grant-date fair value of the share-based payment award in accordance with ASC 718. The grant date is the date at which a grantor (supplier) and a grantee (customer) reach a mutual understanding of the key terms and conditions of a share-based payment award. The classification and subsequent measurement of the award are subject to the guidance in ASC 718 unless the share-based payment award is subsequently modified and the grantee is no longer a customer. The amendments in this update are effective for public business entities in fiscal years beginning after December 15, 2019. The adoption of ASU 2019-08 is not expected to have a significant impact on the financial statements.
Impact of other new accounting pronouncements
In August 2018, the FASB issued ASU 2018-14 'Compensation - Retirement Benefits - Defined Benefit Plans (Topic 715)'. The updated guidance requires additional disclosures of weighted-average interest crediting rates for cash balance plans and an explanation of the reasons for significant gains and losses related to changes in the benefit obligation. Amendments in the guidance also clarify the requirement to disclose the projected benefit obligation (PBO) and fair value of plan assets for plans with PBOs in excess of plan assets. The same disclosure is needed for the accumulated benefit obligation (ABO) and fair value of plan assets for plans with ABOs in excess of plan assets. The guidance removes certain previous disclosure requirements no longer considered cost beneficial. The amendments are effective for fiscal years ending after December 15, 2020, with early adoption permitted. The Company is currently assessing the impact of adopting the updated provisions.
In December 2019, the FASB issued ASU 2019-12 'Simplifying the Accounting for Income Taxes (Topic 740)'. The amendments in this update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company is currently assessing the impact of adopting the updated provisions.
No other new accounting pronouncement issued or effective has had, or is expected to have, a material impact on the Company’s consolidated financial statements.